UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(1)	$1,050	$1,132,804
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(1)	550	613,752
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(1)	500	525,117

Total Collateralized Mortgage Obligations (identified cost $2,171,975)		$2,271,673

Commercial Mortgage-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$195	$195,774
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	546	545,349

Total Commercial Mortgage-Backed Securities (identified cost $740,785)		$741,123

Asset-Backed Securities — 11.6%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.9%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$368	$367,223
Series 2017-2, Class A2A, 1.65%, 9/18/20	143	143,021
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	351	350,739
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	4	4,144
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	143	143,079
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	187	187,534
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	141	140,788
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	35,006
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	459	459,106

Security	Principal Amount (000’s omitted)		Value
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19		$399	$398,645
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19		12	11,669
Series 2016-3, Class A2, 1.34%, 11/15/19		314	314,110
Series 2017-2, Class A2, 1.60%, 3/16/20		500	500,000
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(2)		300	300,108
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)		467	466,783
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20		285	285,044

			$4,106,999

Computers — 1.6%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)		$600	$601,461
Series 2016-1, Class A2, 1.43%, 9/24/18(2)		346	345,747

			$947,208

Credit Card — 0.8%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20		$500	$499,298

			$499,298

Other — 1.3%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)		$750	$754,240

			$754,240

Single Family Home Rental — 1.0%
Colony American Homes
Series 2014-1A, Class C, 3.076%, 5/17/31(2)(3)		$250	$252,221
Series 2014-1A, Class D, 3.376%, 5/17/31(2)(3)		352	353,703

			$605,924

Total Asset-Backed Securities (identified cost $6,894,286)			$6,913,669

Foreign Government Bonds — 3.5%

Security	Principal Amount (000’s omitted)		Value
Japan — 3.5%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	110,721	$1,041,478
Japan Government CPI Linked Bond, 0.10%, 3/10/26(4)	JPY	108,156	1,018,817

Total Japan			$2,060,295

Total Foreign Government Bonds (identified cost $2,130,750)			$2,060,295

Corporate Bonds & Notes — 1.8%

Security			Principal Amount (000’s omitted)	Value
Utilities — 1.8%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20			$1,046	$1,040,640

Total Corporate Bonds & Notes (identified cost $1,046,383)				$1,040,640

Exchange-Traded Funds — 5.0%

Security			Shares	Value
Commodity Funds — 1.3%
iShares Gold Trust(5)			63,284	$773,330

Total Commodity Funds				$773,330

Equity Funds — 3.7%
iShares Core MSCI EAFE ETF			34,716	$2,173,222

Total Equity Funds				$2,173,222

Total Exchange-Traded Funds (identified cost $2,855,444)				$2,946,552

U.S. Treasury Obligations — 20.3%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)			$2,560	$2,570,531
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)			1,288	1,273,820
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(6)			2,552	2,478,669
U.S. Treasury Note, 1.00%, 5/15/18			5,750	5,739,236

Total U.S. Treasury Obligations (identified cost $12,182,275)				$12,062,256

Call Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
CBOE SPX Volatility Index	225	$15	9/20/17	$21,375

Total Call Options Purchased (identified cost $19,445)				$21,375

Put Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	7	$2,350	8/18/17	$1,785

Total Put Options Purchased (identified cost $31,594)				$1,785

Short-Term Investments — 42.0%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(8)			24,951,503	$24,956,493

Total Short-Term Investments (identified cost $24,959,597)				$24,956,493

Total Investments — 89.3% (identified cost $53,032,534)				$53,015,861

Put Options Written — (0.0)%(7)

Exchange-Traded Options — (0.0)%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	7	$2,150	8/18/17	$(385)

Total Put Options Written (premiums received $9,524)				$(385)

Other Assets, Less Liabilities — 10.7%				$6,353,170

Net Assets — 100.0%				$59,368,646

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $3,598,359 or 6.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Non-income producing security.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,065,586	JPY	229,098,298	Bank of America, N.A.	8/31/17	$—	$(15,038)

						$—	$(15,038)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	9	Short	Sep-17	$(1,038,533)	$(1,058,850)	$(20,317)
E-mini S&P 500 Index	8	Short	Sep-17	(977,981)	(987,200)	(9,219)
STOXX Europe 600 Index	93	Long	Sep-17	2,139,227	2,069,848	(69,379)
Interest Rate Futures
Japan 10-Year Bond	2	Short	Sep-17	(2,730,807)	(2,724,115)	6,692
U.S. 2-Year Treasury Note	24	Long	Sep-17	5,194,169	5,192,250	(1,919)
U.S. 5-Year Treasury Note	34	Short	Sep-17	(4,012,479)	(4,017,047)	(4,568)
U.S. 10-Year Treasury Note	11	Short	Sep-17	(1,384,347)	(1,384,797)	(450)
U.S. Ultra 10-Year Treasury Note	21	Short	Sep-17	(2,834,633)	(2,835,984)	(1,351)
U.S. Ultra-Long Treasury Bond	16	Long	Sep-17	2,612,029	2,632,000	19,971

						$(80,540)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

STOXX Europe 600 Index: Represents large, mid and small capitalization companies across 17 countries of the European region.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,429	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/21/18	$8,575
Bank of America, N.A.	4,864	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.04%	8/21/17	(150,609)
Bank of America, N.A.	3,320	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA plus 0.28%	8/21/17	(259,470)
Bank of America, N.A.	2,386	Pays	S&P 500 Total Return Index(2)	Receives	1-month USD LIBOR-BBA plus 0.37%	4/5/18	(36,375)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,134	Pays	S&P 500 Total Return Index	Receives	1-month USD LIBOR-BBA plus 0.35%	5/9/18	$(37,045)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65%	10/4/17	(1,892)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50%	10/4/17	(797)

							$(477,613)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $7,415,669 or 12.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	24	$18,925
Options written	337	47,166
Options terminated in closing purchase transactions	(321)	(35,251)
Options exercised	(9)	(2,391)
Options expired	(24)	(18,925)

Outstanding, end of period	7	$9,524

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: During the fiscal year to date ended July 31, 2017, the Portfolio sought to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciated or depreciated sufficiently over the period to offset the net premium received, the Portfolio incurred a net loss. The amount of potential loss in the event of a sharp market movement was subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. The Portfolio also enters into total return swap contracts, equity index futures contracts and options thereon to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(1,892)

Total		$—	$(1,892)

Equity Price	Financial Futures Contracts*	$—	$(98,915)
Equity Price	Purchased Options	23,160	—
Equity Price	Total Return Swaps	8,575	(484,296)
Equity Price	Written Options	—	(385)

Total		$31,735	$(583,596)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(15,038)

Total		$—	$(15,038)

Interest Rate	Financial Futures Contracts*	$26,663	$(8,288)

Total		$26,663	$(8,288)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,090,237

Gross unrealized appreciation	$—
Gross unrealized depreciation	(455,197)

Net unrealized depreciation	$(455,197)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,271,673	$—	$2,271,673
Commercial Mortgage-Backed Securities	—	741,123	—	741,123
Asset-Backed Securities	—	6,913,669	—	6,913,669
Foreign Government Bonds	—	2,060,295	—	2,060,295
Corporate Bonds & Notes	—	1,040,640	—	1,040,640
Exchange-Traded Funds	2,946,552	—	—	2,946,552
U.S. Treasury Obligations	—	12,062,256	—	12,062,256
Call Options Purchased	21,375	—	—	21,375
Put Options Purchased	1,785	—	—	1,785
Short-Term Investments	—	24,956,493	—	24,956,493
Total Investments	$2,969,712	$50,046,149	$—	$53,015,861
Futures Contracts	$26,663	$—	$—	$26,663
Swap Contracts	—	8,575	—	8,575
Total	$2,996,375	$50,054,724	$—	$53,051,099

Liability Description
Put Options Written	$(385)	$—	$—	$(385)
Forward Foreign Currency Exchange Contracts	—	(15,038)	—	(15,038)
Futures Contracts	(37,824)	(69,379)	—	(107,203)
Swap Contracts	—	(486,188)	—	(486,188)
Total	$(38,209)	$(570,605)	$—	$(608,814)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017